Stockholder's Equity (Details Textual) - USD ($)					1 Months Ended		12 Months Ended
	Dec. 18, 2017	Mar. 22, 2017	Feb. 22, 2017	Jan. 31, 2017	Aug. 31, 2018	Jan. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Sep. 28, 2017	Dec. 31, 2016
Common stock, authorized							1,000,000,000	1,000,000,000	1,000,000,000		500,000,000
Common stock, issued							478,950,996	403,311,988	478,950,996
Common stock, outstanding							478,950,996	403,311,988	478,950,996
Preferred stock, authorized							20,000,000
Fair value of shares issued							$ 8,951,929	$ 9,000,290
Number of shares issued for services								594,000
Number of shares issued for services, value							97,126	$ 140,151
Number of shares issued for acquisition, value
Common stock issued upon exercise of warrants								$ 26,400
Number of stock granted								15,000,000
Subscription Agreements [Member]
Cancellation of common stock		2,500,000
Conversion Agreements [Member]
Cancellation of common stock			2,500,000
Value of cancellation shares			$ 300,000
Debt accrued interest			$ 31,000
Warrant [Member] | Conversion Agreements [Member]
Cancellation of common stock			3,600,000
Common Stock [Member]
Common stock, outstanding							478,950,996	403,311,988	478,950,996	405,708,228		234,704,655
Number of shares issued							64,072,001	58,463,770
Fair value of shares issued							$ 6,407	$ 5,846
Number of shares issued for services							456,735	593,557
Number of shares issued for services, value							$ 46	$ 60
Number of shares issued for aquisition							(728,448)
Number of shares issued for acquisition, value							$ (73)
Common stock issued upon exercise of warrants								$ 53
Common stock issued upon exercise of warrants (in shares)								528,000
Warrant1Member | Subscription Agreements [Member]
Number of shares issued					2,470,000
Shares issued price per share (in dollars per share)					$ 0.165
Warrant term					5 years
Fair value of shares issued					$ 314,000
Additional Paid-In Capital [Member]
Fair value of shares issued							8,945,522	$ 8,994,444
Number of shares issued for services, value							97,080	140,091
Number of shares issued for acquisition, value							73
Common stock issued upon exercise of warrants								26,347
Accumulated Deficit [Member]
Fair value of shares issued
Number of shares issued for services, value
Number of shares issued for acquisition, value
Accumulated Other Comprehensive Income [Member]
Fair value of shares issued
Number of shares issued for services, value
Number of shares issued for acquisition, value
December 2017 Accredited Investors [Member] | Subscription Agreements [Member]
Number of shares issued	38,464,000
Fair value of shares issued	$ 5,000,000
Cash fee	$ 350,000
December 2017 Accredited Investors [Member] | Warrant [Member] | Subscription Agreements [Member]
Number of shares issued	1,153,846
Shares issued price per share (in dollars per share)	$ 0.143
Warrant term	5 years
Fair value of shares issued	$ 181,154
Several Accredited Investors (the "March 2017 Accredited Investors") [Member] | Subscription Agreements [Member]
Number of shares issued		20,000,000
Fair value of shares issued		$ 4,000,000
Network 1 Financial Securities, Inc. [Member]
Number of shares issued							38,461,500	38,461,500
Cash fee							$ 710,000	$ 710,000
Number of shares issued for services							4,450,000	4,450,000
Network 1 Financial Securities, Inc. [Member] | Subscription Agreements [Member]
Number of shares issued		1,000,000
Cash fee		$ 240,000
Network 1 Financial Securities, Inc. [Member] | Securities Purchase Agreement [Member]
Number of shares issued for services				1,200,000
Network 1 Financial Securities, Inc. [Member] | Warrant [Member]
Number of shares issued							1,153,846	1,153,846
Shares issued price per share (in dollars per share)							$ 0.143	$ 0.143
Warrant term							5 years	5 years
Network 1 Financial Securities, Inc. [Member] | Common Stock [Member]
Number of shares issued							2,200,000
Two Employee [Member]
Number of shares issued				1,250,000
Vista Associates [Member] | Conversion Agreements [Member]
Number of shares issued on conversion				1,537,778
Mr. Philip D. Beck [Member] | Restricted Stock Purchase Agreements [Member]
Number of shares issued				15,000,000
Shares issued price per share (in dollars per share)				$ 0.0001		$ 0.0001
Exercise price (in dollars per share)				$ 0.10		0.10
Mr. Stuart P. Stoller [Member] | Restricted Stock Purchase Agreements [Member]
Number of shares issued				5,000,000
Shares issued price per share (in dollars per share)				$ 0.0001		0.0001
Exercise price (in dollars per share)				$ 0.10		0.10
Herbert Selzer [Member] | Conversion Agreements [Member]
Number of shares issued on conversion				1,753,500
Several Accredited Investor [Member] | Conversion Agreements [Member]
Number of shares issued on conversion				84,822,000
Share price				$ 0.10		$ 0.10
Mr.Stern [Member] | Common Stock [Member]
Number of shares issued					6,666,667
Network1FinancialSecuritiesIncMember | Subscription Agreements [Member]
Cash fee					$ 629,000
Network1FinancialSecuritiesIncMember | Warrant [Member]
Number of shares issued							2,470,000
Fair value of shares issued							$ 659,000
August 2018 Accredited Investors [Member] | Subscription Agreements [Member]
Number of shares issued					64,072,000
Fair value of shares issued					$ 9,611,000
August 2018 Accredited Investors [Member] | Warrant [Member]
Number of shares issued on conversion							3,500,000
Exercise price (in dollars per share)							$ 0.05	$ 0.05
Common stock issued upon exercise of warrants								$ 528,000
Common stock issued upon exercise of warrants (in shares)							4,433,333	26,400
Number of stock vested							3,200,000
August 2018 Accredited Investors [Member] | Common Stock [Member]
Number of shares issued on conversion							1,600,000
Several Accredited Investors (the "Investors") [Member] | Conversion Agreements [Member]
Number of shares issued on conversion						84,822,006
Exercise price (in dollars per share)				$ 0.10		$ 0.10
Service Provider [Member]
Number of shares issued for services							456,735
Number of shares issued for services, value							$ 97,126
10% Senior Unsecured Note Due January 2019 [Member] | Accredited Investor [Member] | Securities Purchase Agreement [Member]
Number of shares issued				4,500,000
Fair value of shares issued				$ 3,000,000
Restricted Stock [Member]
Warrant term							3 years
Number of stock granted							2,750,000
Number of stock vested							2,000,000
Restricted Stock [Member] | Non Employee Directors [Member]
Number of stock granted							2,456,000
Restricted Stock [Member] | Two Executive Offers [Member]
Number of stock granted								15,000,000
MultiPay S.A.S [Member]
Cancellation of common stock							728,448